Document and Entity Information	6 Months Ended
Feb. 29, 2024
Document and Entity Information
Document Type	6-K/A
Document Period End Date	Feb. 29, 2024
Entity Registrant Name	VISION MARINE TECHNOLOGIES INC.
Entity Central Index Key	0001813783
Current Fiscal Year End Date	--08-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Amendment Flag	false